CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Accounts receivable, net of allowance	$ 126,000	$ 126,000	$ 114,000
Inventory, net of reserves	$ 785,000	$ 758,000	$ 831,000
STOCKHOLDERS' DEFICIT:
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, issued	13,607,000	13,138,000	3,319,000
Common stock, outstanding	13,607,000	13,138,000	3,319,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000
Series E Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, outstanding	1,700.0	1,700.0	0
Preferred stock, issued	1,700	1,700	0
Preferred stock, authorized	5,000.0	5,000.0	5,000.0
Preferred stock, liquidation preference	$ 1,736,000	$ 1,736,000	$ 1,736,000
Series C Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, outstanding	300.0	300.0	3,000.0
Preferred stock, issued	300	300	3,000.0
Preferred stock, authorized	9,000.0	9,000.0	9,000.0
Preferred stock, liquidation preference	$ 286,000	$ 286,000	$ 286,000
Series D Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, outstanding	800.0	800.0	0
Preferred stock, issued	800	800	0
Preferred stock, authorized	6,000.0	6,000.0	6,000.0
Preferred stock, liquidation preference	$ 763,000	$ 763,000	$ 763,000
Dr. Faulpel
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, outstanding	1,400.0	0
Preferred stock, issued	1,400	0
Preferred stock, authorized	1,500	1,500.0
Preferred stock, liquidation preference	$ 1,436,000	$ 1,436,000
Series G Preferred Stocks Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, outstanding	0	0
Preferred stock, issued	0	0
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, liquidation preference	$ 0	$ 0
Series C-1 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, outstanding	1,000.0	1,000.0	1,000.0
Preferred stock, issued	1,000.0	1,000.0	1,000.0
Preferred stock, authorized	20,300	20,300	20,300.0
Preferred stock, liquidation preference	$ 1,049,000	$ 1,049,000	$ 1,049,000
Series C-2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, outstanding	3,300.0	3,300.0	3,300.0
Preferred stock, issued	3,300	3,300	3,300.0
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, liquidation preference	$ 3,263,000	$ 3,263,000	$ 3,263,000
Mr. Fowler
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, outstanding	3,300.0	0
Preferred stock, issued	3,300	0
Preferred stock, authorized	5,000.0	5,000.0
Preferred stock, liquidation preference	$ 3,339,000	$ 3,339,000